UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22203

DMR MORTGAGE OPPORTUNITY FUND LP
1800 Tysons Boulevard
Suite 200
McLean, Virginia 22102

Registrant’s telephone number, including area code: (703) 749-8200

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

ITEM 1.  REPORT TO SHAREHOLDERS

DMR MORTGAGE OPPORTUNITY FUND LP

Semi-Annual Report

June 30, 2008

DMR Mortgage Opportunity Fund LP
June 30, 2008

Table of Contents

General Partner’s Letter	3

Market Environment	4

Schedule of Investments	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Partners’ Capital	8

Statement of Cashflows	9

Notes to Financial Statements	10

Director and Officer Information	16

Board Review of Advisory Agreement	18

DMR Mortgage Opportunity Fund LP
June 30, 2008

General Partner’s Letter

Dear Limited Partners,

We are pleased to present you with the semi-annual report for the DMR Mortgage Opportunity Fund LP for the period ended June 30, 2008.

The primary purpose of the DMR Mortgage Opportunity Fund LP is to take advantage of the unprecedented dislocations in the residential and commercial credit markets by acquiring securities at a substantial discount to their intrinsic value. Declaration has and will continue to focus on opportunistic situations involving forced sellers of residential and commercial assets. We anticipate assets sales will continue from unwinding vehicles and funds, institutions looking to reduce name exposure, and troubled financial firms.

Thank you for including the DMR Mortgage Opportunity Fund LP in your investment plan.

Sincerely,

William P. Callan, Jr.
President

To view the Fund’s proxy voting guidelines, visit the Investor Information section of our website, http://www.declaration.com.  You may also call 703-749-8200 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the limited partners of the Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an offering memorandum.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available on the SEC’s web site at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Market Environment

The residential housing market continued to worsen in the second quarter of 2008 with a number of different factors contributing to its overall weakness. Home values, as measured by the Case-Shiller 20-City Home Price Index, were down 15.3% year over year and now are 18% off their peak 2006 levels. However the national index masks even greater weakness in states such as California, Nevada, and Florida that have seen declines of up to 30% from their peak levels. High levels of existing real estate owned (REO) properties, homes entering the foreclosure process, and decreased levels of new and existing home sale activity all served to keep inventory levels elevated.

The lack of availability of mortgage funding sources is a prime contributor to the housing market weakness. Alternative mortgage financing channels, namely sub-prime and Alternative-A, have shut down completely and the jumbo mortgage channel is operating at a fraction of its former self. Jumbo mortgages, when available, are offered at rates 100 basis points greater than conforming mortgages. Conforming mortgages also have become more difficult to secure because of greater restrictions on loan to value ratios, FICO scores, documentation, and stricter property appraisal requirements.

The Government Sponsored Enterprises (GSE’s), Fannie Mae and Freddie Mac, as well as the Federal Housing Administration (FHA) are nearly the only providers of mortgage financing currently in the market. Their health and continuity of operations is critical to maintaining sales activity and stemming the decline in the housing markets. Their solvency and implicit government backstop have recently been questioned by the marketplace. Fannie Mae and Freddie Mac own or guarantee roughly $5 trillion in mortgages and they will be crucial players in current and future government efforts aimed at supporting the mortgage and housing markets. We expect Congress and the Administration to make their support of the GSE’s more explicit in the coming weeks to reassure the markets more substantially.

In addition to strengthening government support for the GSE’s and establishing a more powerful regulator, the “Housing and Economic Recovery Act of 2008” (H.R. 3221) seeks to increase the FHA’s role in providing financing to challenged borrowers. The bill is squarely aimed at borrowers whose mortgage balance is greater than their home’s value and whose mortgage has recently become unaffordable. The bill will try to alleviate stress on these homeowners and prevent them from being foreclosed upon, adding to the already high level of housing inventory.  On the margin we expect the bill to assist the housing markets, however, it will not be the panacea the market is seeking.

Turning to the commercial real estate sector, we expect fundamentals to deteriorate in the coming quarters with signs of weakness already showing. While absolute levels of delinquency rates are still low, commercial sales volume has dropped off to 2003 levels and average prices per square foot are falling. We expect to see the majority of performance deterioration in those locations affected by falling home values and weak local economies. Specifically, we expect the retail sector to continue its underperformance as consumers confront higher gas and food prices, as well as greater uncertainty surrounding their job security and personal wealth. We expect the multifamily housing sector will also underperform, affected by greater housing supply from condo conversions and homes reentering the market after foreclosure.

Aggressive underwriting standards for recent vintage commercial loans will also play a large part in determining long term performance. Lower capitalization rates, higher loan to value ratios, lower debt service coverage ratios, and the use of pro-forma underwriting found in recent vintages set the bar much higher for required property performance. In addition to more aggressive underwriting standards, commercial mortgage backed security (CMBS) transactions completed in recent years typically include lower subordination levels due to lower rating agency credit enhancement requirements. The combination of the two elements creates an environment where prudent security selection and long term experience in the commercial sector are vital.

DMR Mortgage Opportunity Fund LP

Schedule of Investments
June 30, 2008
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
Fixed Income Securities 69.8%

	Residential Mortgage Backed Securities 36.2%
	Sub Prime Home Equity Floating Rate Securities 14.4%
$ 4,838,368	GSRPM Mortgage Loan Trust 2006-2 A1A 2.63%	$1,754,196
7,750,000	Long Beach Mortgage Loan Trust 2006-11 2A4 2.72%	3,170,355
5,000,000	Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D 2.73%	2,478,559
	Total Sub Prime Home Equity Floating Rate Securities (cost $7,832,447)	7,403,110

	Sub Prime Home Equity Fixed Rate Securities 3.6%
34,195,000	UCFC Home Equity Loan 1998-C A7 5.94%	1,863,562
	Total Sub Prime Home Equity Fixed Rate Securities (cost $1,863,562)	1,863,562

	Alt-A Home Equity Floating Rate Securities 18.2%
11,580,000	Merrill Lynch Mortgage Investors Trust 2006-A1 2A1 6.12%	5,184,881
20,956,000	Merrill Lynch Mortgage Investors Trust 2006-A1 2A2 6.12%	4,204,963
	Total Alt-A Home Equity Floating Rate Securities (cost $10,328,381)	9,389,844
	Total Residential Mortgage Backed Securities (cost $20,024,390)	18,656,516

	Commerical Mortage Backed Securities 30.9%
	Commerical Real Esate Collateralized Debt Obligations 25.7%
3,000,000	Crest Ltd 2003-1A D2 7.33%	1,950,000
7,000,000	Crest Ltd 2003-1A C1 4.40%	5,481,735
2,500,000	Crest Ltd 2003-1A D1 6.15%	1,625,000
5,000,000	LNR Collateralized Debt Obligation 2002-1A DFX 6.73%	4,187,500
	Total Commerical Real Estate Debt Obligations (cost $13,177,271)	13,244,235

	Other Commerical Mortgage Backed Fixed Rate Securities 5.1%
5,000,000	G-Force LLC 2005-RR2 A4B 5.42%	2,650,000
	Total CMBS Fixed Rate Securities (cost $2,655,267)	2,650,000
	Total Commerical Mortage Backed Securities (cost $15,832,538)	15,894,235

	Corporate Credit Securities 2.7%
2,000,000	Capmark Financial Group 05/10/12 5.87%	1,380,000
	Total Corporate Credit Securities (cost $1,667,820)	1,380,000

	Total Fixed Income Securities (cost $37,524,748)	35,930,751

	Short-Term Investments 33.7%
	LaSalle Enhanced Liquidity Management Time Deposit 2.39%(cost $17,349,069)	17,349,069
	Total Short-Term Investments (cost $17,349,069)	17,349,069

	Total Investments (cost $54,873,817)	$53,279,820

The accompanying notes are an integral part of these financial statements

DMR Mortgage Opportunity Fund LP

Statement of Assets and Liabilities
June 30, 2008
(unaudited)

2008
Assets
Securities, at value (cost $53,873.817)	$53,279,820
Interest receivable	277,115
Total assets	53,556,935

Liabilities and Partners' Capital
Liabilities
Due to broker for unsettled securities	1,863,562
Management fees payable	98,906
Due to administrator	15,647
Accrued expenses	92,934
Total liabilities	2,071,049

Partners' Capital
General Partner	24,401
Limited partners	51,461,485
Total partners' capital	51,485,886

Total liabilities and partners' capital	$53,556,935

The accompanying notes are an integral part of these financial statements

DMR Mortgage Opportunity Fund LP

Statement of Operations
For the Period May 16, 2008 (commencement of operations) Through June 30, 2008
(unaudited)

2008
Investment income
Interest income	$537,371

Expenses
Management fees	98,906
Professional fees	65,770
Insurance	18,905
Administration and custody	15,647
Directors fees and expenses	6,766
Registration fees	1,493
Total expenses	207,487
Net investment income	329,884

Net unrealized depreciation on investments	(1,593,997)

Decrease in net assets resulting from operations	$(1,264,113)

The accompanying notes are an integral part of these financial statements

DMR Mortgage Opportunity Fund LP

Statement of Changes in Partners' Capital
For the Period May 16, 2008 (commencement of operations) Through June 30, 2008
(unaudited)

	General Partner	Limited Partners	Total
Partners' capital at May 16, 2008	$-	$-	$-

Contributions	25,000	52,725,000	52,750,000
Withdrawals	-	-	-
Decrease in partners' capital	(599)	(1,263,515)	(1,264,114)

Partners' capital at June 30, 2008	$24,401	$51,461,485	$51,485,886

The accompanying notes are an integral part of these financial statements

DMR Mortgage Opportunity Fund LP

Statement of Cash Flows
For the Period May 16, 2008 (commencement of operations) Through June 30, 2008
(unaudited)

2008
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(1,264,113)
Adjustments to reconcile net income
Purchases of investments	(54,907,152)
Change in unrealized depreciation on securities	1,593,997
Proceeds from paydowns on securities	196,532
Amortization of securities	(163,198)
Increase/decrease in operating assets and liabilities
Interest receivable	(277,115)
Due to broker for unsettled securities	1,863,562
Management fees payable	98,906
Due to administrator	15,647
Accrued expenses	92,934
Net cash used by operating activities	(52,750,000)

Cash flows from financing activities
Contributions	52,750,000
Net cash provided by financing activities	52,750,000

Net increase in cash	-
.
Cash
Beginning of period	-
End of period	$-

The accompanying notes are an integral part of these financial statements

Notes to Financial Statements

Note 1  Organization

DMR Mortgage Opportunity Fund LP (the “Fund”) is a Delaware limited partnership. The management of the Fund has registered the Fund under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company.

Under the supervision of the Board of Directors (“the Board”), Declaration Management & Research LLC (“Declaration”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) serves as the Fund’s investment adviser. Declaration also serves as the Fund’s general partner.

The Fund’s investment objective is to provide investors with attractive returns through long biased opportunistic investing in stressed, distressed and other undervalued mortgage-backed securities and related fixed income assets. It is anticipated that the Fund’s returns (if any) will be captured through the cash flow generated by the securities it acquires at discounted prices and through capital appreciation.

The Fund is not diversified, but rather has been formed as a “special purpose vehicle” in an attempt to capitalize on mortgage credit market conditions that began in 2007 and are expected to prevail beyond the second quarter of 2008.   The Fund invests in debt securities that are sold at a discount, including non-investment grade and non-rated securities. These investments consist primarily of residential mortgage-backed securities, commercial mortgage-backed securities, second lien loans and structured finance collateralized debt obligations, but also may include mortgage-related corporate credits and other mortgage-related investments. The Fund also may employ interest rate and credit derivatives for risk mitigation.

The Fund’s life will consist of a Draw Period, Reinvestment Period, and Distribution Period.  The “Draw Period” is defined as from the date of the first closing to the earlier of (1) the date that all capital commitments have been drawn down and (2) May 1, 2009.  The “Reinvestment Period” will continue through the earlier of (1) the date, if any, on which Declaration determines adequate investment opportunities for the Fund no longer are available and (2) May 1, 2010.  The “Distribution Period” will commence from the end of the Reinvestment Period through May 1, 2013, subject to extension at the option of Declaration until May 1, 2014.

Note 2  Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund intends to operate so that it will be treated as a partnership for federal income tax purposes and not as an association or a “publicly traded partnership” taxable as a corporation. Accordingly, the Fund will not be subject to federal income tax, and each Limited Partner will be required to report on its own annual tax return such Limited Partner’s share of the Fund’s taxable income, gain, or loss.

No distributions will be made by the Fund to cover any taxes due on Limited Partners’ investments in the Fund. Investors may not redeem capital from the Fund, and they must have other sources of capital available to them in order to pay such taxes.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Organization Expenses, Non Public Offering Costs and Other Expenses
Declaration will pay all organizational and offering costs of the Fund. The Fund will pay its own operating costs, including trading, financing, insurance, legal, accounting, auditing, reporting and filing costs, as well as the fees of the Fund’s administrator and custodian. The Fund will also be responsible for the fees and expenses of the Fund's independent directors.

Valuation
Debt securities traded in the over-the-counter markets and listed securities are recorded at market value using the indicative bid price (not contractual bid to buy) provided by external pricing sources.  External pricing sources include broker-dealers, price data vendors and exchanges.  At June 30, 2008 the Fund held $35,930,751 of securities that were valued using the indicative bid price provided by external pricing sources, of which $23,716,955 were single source indicative bids from the market maker of such securities.  Notwithstanding the foregoing, Declaration may, in its sole discretion and by using its internal modeling process, determine to use a different value than the indicative bids for any security held by the Fund that it believes would more accurately reflect fair value.  The risk associated with single sourced prices is that when markets are less liquid the price realized upon sale may be different than the price used to value the security and the difference could be material to the Fund.  As June 30, 2008, the Fund did not hold any securities that were fair valued by Declaration based on market inputs or other methods.

Cash Flows
Additional information on cash receipts and payments is presented in the statement of cash flows.

Note 3   Partners’ Capital

As of May 19, 2008, 47% of the Fund’s partners’ capital was held by a single Limited Partner unaffiliated with Declaration and 41% of such capital was held by subsidiaries of Manulife Financial Corporation, which is the indirect sole owner of Declaration.

Each Limited Partner participates pro rata in the Fund’s distributions in accordance with its fund percentage until such Limited Partner has received 100% of such Limited Partner’s capital contributions.  Then each Limited Partner is entitled to distributions up to a hard hurdle return of 8%, compounded semi-annually.  Thereafter, 80% of the distributions will be made to such Limited Partner and 20% to Declaration.

Note 4  Public Offering

On or around the end of the Draw Period (defined in Note 1), Declaration proposes and the Board intends to cause the Fund to register its limited partnership interests (“Interests”) under the Securities Act of 1933, as amended (the “Securities Act”), and publicly offer up to $50 million of Interests at Net Asset Value to certain “Eligible Public Offering Investors,” unless at such time the Board determines that adequate investment opportunities for the Fund are no longer available. Each “Eligible Public Offering Investor” will be required to meet the qualifications specified in the Fund’s Securities Act registration statement. Among other qualifications, each Eligible Public Offering Investor must be a “qualified client,” as defined in Rule 205-3 of the Advisers Act. The registration of the Fund under the 1940 Act and the registration of the Interests under the Securities Act are separate and distinct regulatory procedures.

Note 5  Capital Commitments

Capital Commitments are defined as the amount of capital contributions which the General Partner and each Limited Partner agrees, in their respective Subscription and Capital Commitment Agreements, to make to the Fund.  As June 30, 2008, Capital Commitments, including capital contributions made to date, were $100,000 and $210,900,000 for the General Partner and Limited Partners respectively.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Note 6 Management Fee

A monthly management fee (the “Management Fee”) will be paid to Declaration by the Fund in arrears as of the end of each month. The Management Fee will be 1/12 times a 1.50% annual rate times the aggregate invested capital of each Limited Partner.

During the Reinvestment Period, invested capital will equal the aggregate Capital Contributions to the Fund.   During the Distribution Period, Invested Capital will be recalculated as of the end of each month, and will equal (a) the aggregate Capital Contributions to the Fund minus (b) the product of (1) distributions made to the Limited Partners and (2) the Adjustment Factor, as defined below.

An adjustment factor (“the Adjustment Factor”) is the ratio (expressed as a percentage not exceeding 100%) of (a) aggregate Invested Capital as of the end of the preceding month to (b) the Net Asset Value of the Fund as of the end of the preceding month.  The Adjustment Factor has the effect of reducing the base on which the Management Fee is calculated to reflect returns of capital to Limited Partners during the Distribution Period.

No Management Fee will apply after the end of the Distribution Period.

Management Fees (as well as the Fund’s expenses) are paid from the proceeds of capital calls and/or of investments.

Note 7  Distributions and Carried Interest

The Fund will reinvest current cash flow, principal payments and sale proceeds through the end of the Reinvestment Period

During the Distribution Period, all cash proceeds, as received by the Fund and subject to Reserves established by the Fund pursuant to its Amended and Restated Limited Partnership Agreement (“Limited Partnership Agreement”) and to the payment of Management Fees and expenses, will be allocated and distributed in the following order of priority:

(a) Return of Capital. First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s Capital Contributions (irrespective of whether such Capital Contributions were used to make investments, pay Management Fees and expenses or any other purpose).

(b) Hard Hurdle Return (8%, computed semi-annually): 100% to such Limited Partner, until such Limited Partner has received the Hard Hurdle Return with respect to all Capital Contributions, calculated from the time each such Capital Contribution was made through the date of each distribution; and

(c) Carried Interest: Thereafter, (i) 80% to such Limited Partner and (ii) 20% to Declaration (the “Carried Interest”).

There are no Carried Interest “catch up” payments in respect of the Hard Hurdle Return. The Hard Hurdle Return reduces, solely for purposes of determining the Carried Interest, dollar-for-dollar the distributions deemed to be made to the Limited Partners.

The Carried Interest will be allocated (and subsequently distributed) by the Fund to Declaration as an allocable share of the Fund’s gains, not as a performance fee paid to a third party.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Note 8  Financial Highlights

The financial ratios and total return presented below are calculated for a Limited Partner who has been in the Fund from the period beginning May 16, 2008 to June 30, 2008 and is subject to all investment management compensation including Management Fees and the Carried Interest.  The computation of such ratios and total return is based on the amount of expenses and fees assessed.  An individual Limited Partner’s return may vary based on the timing of capital transactions.

Total return	-2.40%

Ratio of net investment income to limited Partner's capital***	0.64%

Ratio of expenses to limited Partner's capital***	0.40%

***Ratios are on an annualized basis

Note 9  Administration

The Fund has entered into an agreement (the “Administration Agreement”) with LaSalle Bank National Association to perform certain administrative procedures.  These administrative services include, among other things, performing the month-end net asset valuation, investor correspondence, and other back office activities.

As per the Administration Agreement, the Fund pays the Administrator by way of remuneration for its services, a fee that is accrued and calculated based on predetermined rates.

Note 10  Board of Directors and Officers

Under the Limited Partnership Agreement, the Board of Directors is responsible for monitoring and overseeing the Fund, to the fullest extent permitted by applicable law, and has the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as customarily exercised by the directors of an investment company registered under the 1940 Act.

During the two months ending June 30, 2008, $6,766 in fees have been accrued to the Board, and no fees have been accrued to officers.

Note 11  Uncertainty, Volatility of Valuations and Other General Risks

The prevailing asset-backed and mortgage credit market conditions which create the mispricings on which the Fund will seek to capitalize may also make it difficult to determine the realizable value of the Fund’s portfolio.  Although Declaration expects that third party valuations will be available for most of the Fund’s investments, that availability may change and require a material portion of those investments to be valued based on “manager marks,” fair value adjustments, or internal models in accordance with the Board-approved valuation procedures. Moreover, the market valuations provided by securities dealers may differ from the prices at which such dealers would be willing to trade. These differences could be material in relation to the Fund’s financial statements taken as a whole.  Although valuation of the Fund’s investments will be in accordance with Board-approved procedures and subject to the Board’s review, the currently disrupted market conditions of the asset-backed and mortgage credit markets in which the Fund will trade materially increases the uncertainty of valuations.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Among additional risks that prospective investors should note are the following:  The Fund’s portfolio will not be diversified; the Fund’s strategy will focus on the credit markets.  These markets have recently been subject to significant disruptions.  The undiversified character of the Fund’s portfolio can be expected to increase risk and volatility. The Fund’s portfolio will primarily include distressed credit investments with respect to which the timing and amount of principal and interest payments are uncertain.  The fair value of certain of the Fund’s illiquid positions may be difficult to establish. The Fund’s portfolio will have material exposure to interest-rate changes.  The Fund may hold a number of investments that become involved in bankruptcy and insolvency proceedings.

Note 12  FASB 157

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157").  SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 applies to reporting periods beginning after November 15, 2007.  The Fund adopted the provisions of SFAS 157 upon commencement of operations.

In accordance with FAS 157, the Fund utilizes a fair value hierarchy that prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•
Level 3 – Prices determined using: significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used.  These inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investments, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008

Security Type	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Investment Grade Corporate Bonds	NA	Evaluated price based on observable market data (rates, spreads, and/or reported trades) or broker quotes.	Securities in which no indications or comparables are available and which require the use of unobservable inputs (projected cash flows and /or unobservable spreads) in order to value.
Commercial Mortgage Backed Securities	NA	Evaluated price based on observable market data (prepayments, defaults, rates, spreads, and/or reported trades) or broker quotes.	Prices calculated internally using data not readily observable (e.g. loan level default and loss projections based on internally developed models).
Residential Mortgage Backed Securities	NA	Evaluated price based on observable market data (prepayments, defaults, rates, spreads, and/or reported trades) or broker quotes.	Prices calculated internally using data not readily observable (e.g. loan level default and loss projections based on internally developed models).
Short-Term Investments/Time Deposit	NA	Valuation provided by fund administrator.	NA

DMR Mortgage Opportunity Fund LP
June 30, 2008

Security Type	FAS 157 Hierarchy	Original Cost @ Purchase	Purchase/Sale Proceeds	Value at 6/30/2008
Investment Grade Corporate Bonds	Level 2	1,667,820	1,660,000	1,380,000
Investment Grade Corporate Bonds	Level 3	0	0	0
Commercial Mortgage Backed Securities	Level 2	15,832,538	15,821,250	15,894,235
Commercial Mortgage Backed Securities	Level 3	0	0	0
Residential Mortgage Backed Securities	Level 2	20,024,390	19,937,700	18,656,516
Residential Mortgage Backed Securities	Level 3	0	0	0
Short-term Investments/ Time Deposits	Level 2	17,349,069	17,349,069	17,349,069

Note 13  New Accounting Pronouncements

As required, upon commencement of operations, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48").   FIN 48 requires the investment adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets.

Based on its analysis, Declaration has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements, however Declaration’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of tax laws, regulations and interpretations thereof.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133 ("FAS 133"), which expands the disclosure requirements in FAS 133 about an entity's derivative instruments and hedging activities.  FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of these accounting pronouncements will have on the Fund’s financial statements and related disclosures.

DMR Mortgage Opportunity Fund LP
June 30, 2008

Director and Officer Information

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors
William T. Lloyd	Director	Since Inception	Managing Director, Pergamon Advisors (2007 until May 30, 2008); Founder and Managing Director, Coral Bay Capital LLC (2006 to present); Director and Research Portfolio Strategist, Bridgewater Associates (2003 to 2006); Managing Director, Barclays Capital (1997 to 2003); Director, iBoxx Ltd. (2001-2003)	1	Director, Coral Bay Capital
Paul F. Malvey	Director	Since Inception	Consultant, World Bank/International Monetary Fund (1995 to present); Financial Market Consultant, Barclays Capital (2003 to 2006)	1	None
David Sislen	Director	Since Inception	Founder and President, Bristol Capital Corporation (1986 to present); Director, Landmark Land Company (2004 to present)	1	Director, Landmark Land Company
Directors who are “Interested Persons”
William P. Callan, Jr.	Director, President and Chief Executive Officer	Since Inception	President, Declaration Management & Research LLC	1	Declaration Management & Research LLC

DMR Mortgage Opportunity Fund LP
June 30, 2008

Officers

Name	Positions Held with Fund	Principal Occupation(s) During the Last Five Years
William P. Callan, Jr.	President and Chief Executive Officer	President, Declaration Management & Research LLC
Lester Guillard III	Vice President and Chief Financial Officer	Senior Vice President (since 2006), Vice President (2002 to 2006), Declaration Management & Research LLC
James E. Shallcross	Chief Investment Officer	Executive Vice President (since 2005), Senior Vice President (1999 to 2005), Declaration Management & Research LLC
Carole R. Parker	Chief Compliance Officer	Vice President & Chief Compliance Officer (since 2004), Vice President (2003 to 2004), Declaration Management & Research LLC
Edmund H. Price	Secretary	Senior Vice President & General Counsel (since 2006), Declaration Management & Research LLC; Senior Counsel, John Hancock Life Insurance Company (2002 to 2006)
Scott L. Barnes	Controller and Assistant Secretary	Vice-President, Declaration Management & Research LLC

INVESTMENT ADVISER AND GENERAL PARTNER
Declaration Management & Research LLC
1800 Tysons Boulevard, Suite 200
McLean, VA  22102
www.declaration.com

PLACEMENT AGENT
John Hancock Distributors LLC
1800 Tysons Boulevard, Suite 200
McLean, VA  22102

CUSTODIAN AND ADMINISTRATOR
LaSalle Global Trust Services
540 West Madison, Suite 1800
Chicago, IL  60661

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY  10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA  02110

DMR Mortgage Opportunity Fund LP
June 30, 2008

Board Review of Advisory Agreement

The Board of Directors of the Fund (the “Board”) consists of four directors, three of whom are independent, or non-interested, directors (the “Independent Directors”).  The Board considers matters relating to the investment advisory agreement (the “Advisory Agreement”) between Declaration Management & Research LLC (“Declaration”) and the Fund throughout the year.  Following its initial two-year term, the Board annually considers whether to approve the continuance of Advisory Agreement for an additional one-year period.  In considering the approval and continuance of the Advisory Agreement, the Board considers the terms of such agreement and the incentive compensation payable to Declaration under the Fund’s limited partnership agreement.

In advance of a meeting held on April 25, 2008, the Board, comprised of the Independent Directors, received, among other information, a memorandum from outside counsel intended to assist the Independent Directors in evaluating the Advisory Agreement and related fees.  At the meeting, the Independent Directors reviewed the memorandum with outside counsel, received an oral report from Declaration, and discussed the fiduciary duties of the Independent Directors and the factors to be considered by them in evaluating the Advisory Agreement.  Particular attention was paid to Declaration’s qualifications to serve as investment adviser to the Fund, including the nature and extent of the services to be provided by Declaration, the quality of those services, the investment performance of Declaration and the advisory fees, incentive compensation and other expenses of peer funds.  During the April 25 meeting, and during a meeting held on May 13, 2008, the Independent Directors also reviewed the specific terms of the Advisory Agreement, including its term, fees and termination provisions, and the incentive compensation payable to Declaration under the Fund’s limited partnership agreement.  Based on an evaluation of all factors deemed relevant, including the factors described above, the Independent Directors unanimously approved the Advisory Agreement.

ITEM 2.  CODE OF ETHICS
Not applicable to this semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to this semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to this semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to this semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS
The Registrant’s investments in securities of unaffiliated issuers as of June 30, 2008 are included in the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to this semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
(a)	Not applicable to this semi-annual report.
(b)	Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
(a)	Not applicable
(b)	Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES
______________________________________________________________________________
(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS
______________________________________________________________________________
(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.
(a) (3)	Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES
________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:

/s/ William P. Callan, Jr.
William P. Callan, Jr.
President and Chief Executive Officer
Date:  September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Lester Guillard III
Lester Guillard III
Vice President and Chief Financial Officer

Date:  September 2, 2008